SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The Company prepares its consolidated financial statements (referred to herein as “financial statements”) in accordance with U.S. generally accepted accounting principles (“GAAP”). The financial statements include all accounts of the Company, all entities that are wholly-owned by the Company and all entities in which the Company has a controlling financial interest. All intercompany transactions and balances between entities comprising the Company have been eliminated.
Accounting Estimates
Management of the Company is required to make certain estimates, judgments and assumptions during the preparation of its financial statements in accordance with GAAP. These estimates, judgments and assumptions affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from these estimates.
On an ongoing basis, the Company evaluates its estimates, judgments and assumptions, including those related to: the fair values of cash equivalents and marketable debt and equity securities; the carrying value of accounts receivable, including the determination of the allowance for credit losses; the determination of the customer relationship period for certain costs to obtain a contract with a customer; the recoverability of right-of-use assets (“ROU assets”); the useful lives and recoverability of buildings, equipment, leasehold improvements and capitalized software and definite-lived intangible assets; the recoverability of goodwill and indefinite-lived intangible assets; the fair value of equity securities without readily determinable fair values; the fair value of interest rate swaps; contingencies; the fair value of acquisition-related contingent consideration arrangements; unrecognized tax benefits; the valuation allowance for deferred income tax assets; pension and post-retirement benefit expenses, including actuarial assumptions regarding discount rates, expected returns on plan assets, inflation and healthcare costs; and the fair value of and forfeiture rates for stock-based awards, among others. The Company bases its estimates, judgments and assumptions on historical experience, its forecasts and budgets and other factors that the Company considers relevant.
General Revenue Recognition
The Company accounts for a contract with a customer when it has approval and commitment from all authorized parties, the rights of the parties and payment terms are identified, the contract has commercial substance and collectability of consideration is probable. Revenue is recognized when control of the promised services or goods is transferred to the Company’s customers and in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services or goods.
The Company’s disaggregated revenue disclosures are presented in “Note 9—Segment Information.”
Transaction Price
The objective of determining the transaction price is to estimate the amount of consideration the Company is due in exchange for its services or goods, including amounts that are variable. Contracts may include sales incentives, such as volume discounts or rebates, which are accounted for as variable consideration when estimating the transaction price. The Company also maintains a liability for potential future refunds and customer credits, which is recorded as a reduction of revenue. All estimates of variable consideration are based upon historical experience and customer trends. The Company determines the total transaction price, including an estimate of any variable consideration, at contract inception and reassesses this estimate each reporting period.
The Company excludes from the measurement of transaction price all taxes assessed by governmental authorities that are both (i) imposed on and concurrent with a specific revenue-producing transaction and (ii) collected from customers. Accordingly, such tax amounts are not included as a component of revenue or cost of revenue.
Arrangements with Multiple Performance Obligations
The Company’s contracts with customers may include multiple performance obligations. For such arrangements, the Company allocates revenue to each performance obligation based on its relative standalone selling price. The Company determines standalone selling prices based on the prices charged to customers, which are directly observable or an estimate if not directly observable.
Practical Expedients and Exemptions
For contracts that have an original duration of one year or less, the Company uses the practical expedient available under ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), applicable to such contracts and does not consider the time value of money.
In addition, as permitted under the practical expedient available under ASC 606, the Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less, (ii) contracts with variable consideration that is tied to sales-based or usage-based royalties, allocated entirely to unsatisfied performance obligations, or to a wholly unsatisfied promise accounted for under the series guidance, and (iii) contracts for which the Company recognizes revenue at the amount which it has the right to invoice for services performed.
The Company also applies the practical expedient to expense sales commissions as incurred where the anticipated customer relationship period is one year or less as noted below.

Costs to Obtain a Contract with a Customer
The Company uses a portfolio approach to assess the accounting treatment of the incremental costs to obtain a contract with a customer. The Company recognizes an asset if we expect to recover those costs. To the extent that these costs are capitalized, the resultant asset is amortized on a systematic basis consistent with the pattern of the transfer of the services to which the asset relates. The Company has determined that certain costs, primarily commissions paid to employees pursuant to certain sales incentive programs and mobile app store fees, meet the requirements to be capitalized as a cost of obtaining a contract.
Commissions Paid to Employees Pursuant to Sales Incentive Programs
The Company has determined that commissions paid to employees pursuant to certain sales incentive programs meet the requirements to be capitalized as the incremental costs to obtain a contract with a customer. When customer renewals are expected and the renewal commission is not commensurate with the initial commission, the average customer life includes renewal periods. Capitalized commissions paid to employees pursuant to these sales incentive programs are amortized over the estimated customer relationship period and are included in “Selling and marketing expense” in the statement of operations. The Company calculates the anticipated customer relationship period as the average customer life, which is based on historical data.
For sales incentive programs where the anticipated customer relationship period is one year or less, the Company has elected the practical expedient to expense the commissions as incurred.
App Store Fees
The Company pays fees to the Apple App Store and the Google Play Store for the distribution of our paid mobile apps. The Company capitalizes and amortizes mobile app store fees related to subscriptions over the term of the applicable subscription. The amortization of mobile app store fees is included in “Cost of revenue” in the statement of operations.
Summary of Costs to Obtain a Contract with a Customer
The following table presents the capitalized costs to obtain a contract with a customer at December 31, 2024 and 2023:

	December 31,
	2024			2023
	Sales Commissions	App Store Fees	Total	Sales Commissions	App Store Fees	Total
	(In thousands)
Current	$1,428	$865	$2,293	$1,662	$7,835	$9,497
Non-current	1,513	—	1,513	2,530	—	2,530
Total	$2,941	$865	$3,806	$4,192	$7,835	$12,027
During the years ended December 31, 2024, 2023 and 2022, the Company recognized expense of $10.0 million, $35.9 million and $18.1 million, respectively, related to the amortization of capitalized costs to obtain a contract with a customer. The change in capitalized app store fees from December 31, 2023 to December 31, 2024 reflects the reduction of $7.0 million due to the sale of assets of Mosaic Group on February 15, 2024.
The current and non-current capitalized costs to obtain a contract with a customer are included in “Other current assets” and “Other non-current assets,” respectively, in the balance sheet.
Commissions Paid to Third-Party Agents for the Sales of Magazine Subscriptions
Dotdash Meredith uses third-party agents to obtain certain magazine subscribers. The agents are paid a commission, which can be as much as the subscription price charged to the subscriber. Dotdash Meredith subscriptions do not have substantive termination penalties; therefore, the contract term is determined on an issue-by-issue basis. Accordingly, these commissions do not qualify for capitalization because there is no contract with a customer until a copy is prepared for shipment, at which point these costs are expensed. In the event a subscriber cancels its subscription, Dotdash Meredith recognizes a liability to the extent the commission is refundable to the third-party agent. Dotdash Meredith expenses additional amounts paid to agents (such as per subscriber bounties) to acquire subscribers as incurred. Expenses related to third-party agent sales of magazine subscriptions are included in “Selling and marketing expense” in the statement of operations.
Dotdash Meredith
Dotdash Meredith revenue consists of digital and print revenue. Digital revenue consists principally of advertising, performance marketing and licensing and other revenue. Print revenue consists principally of subscription, advertising, project and other, newsstand and performance marketing revenue.
Digital
Advertising
Advertising revenue is generated primarily through digital advertisements sold by Dotdash Meredith’s sales team directly to advertisers or through advertising agencies and programmatic advertising networks. Performance obligations consist of delivering advertisements with a promised number of actions related to the advertisements, such as impressions or clicks, displaying advertisements for an agreed upon amount of time or providing available advertising space. The price is determined by an agreed-upon pricing model such as CPM (cost-per-1,000 impressions), CPC (cost-per-click) or flat fees.
The Company recognizes revenue over time as performance obligations are satisfied. Revenue is recognized using an output method based on actions delivered or time elapsed depending on the nature of the performance obligation. The Company considers the right to receive consideration from a customer to correspond directly with the value to the customer of our performance completed to date. The customer is invoiced in the month following the month that the advertisements are delivered.
Performance Marketing
Performance marketing revenue includes commissions generated through affiliate commerce, affinity marketing channels and performance marketing. Affiliate commerce commission revenue is generated when Dotdash Meredith’s branded content refers consumers to commerce partner websites resulting in a purchase or transaction. Performance marketing commissions are generated on a cost-per-click or cost-per-action basis. Performance marketing and affiliate commerce partners are invoiced monthly.
Affinity marketing programs are arrangements where Dotdash Meredith acts as an agent for both Dotdash Meredith and third-party publishers to market and place magazine subscriptions online. Dotdash Meredith net settles with the third-party publishers monthly.
Licensing and Other
Licensing and other revenue include symbolic licenses, which include direct-to-retail product partnerships based on Dotdash Meredith’s brands, and functional licenses, which consist of content use and distribution relationships, including utilization in large-language models and other artificial intelligence-related activities. Revenues from symbolic licenses are in the form of a royalty based on the sale or usage of the branded product, which is recognized over time when the sale or use occurs. Generally, revenues are accrued based on estimated sales and adjusted as actual sales are reported by partners. These adjustments are typically recorded within three months of the initial estimates and have not been material. Minimum guarantees, if applicable, are generally recognized as revenue over the term of the applicable contract. Revenue from functional licenses is recognized as Dotdash Meredith’s content is delivered or access to the content is granted.
Print
Subscription
Subscription revenue relates to the sale of Dotdash Meredith magazine subscriptions, including digital editions. Subscriptions do not have substantive termination penalties; therefore, the contract term is determined on an issue-by-issue basis. Most of Dotdash Meredith’s subscription sales are prepaid at the time of order and may be canceled at any time for a refund of the pro rata portion of the initial subscription. Accordingly, the amounts received from prepaid subscriptions are recorded as a customer deposit liability rather than as deferred revenue. Each issue is a distinct performance obligation and revenue is recognized when the publication is sent to the customer.
Advertising
Advertising revenue primarily relates to the sale of advertising in magazines directly to advertisers or through advertising agencies. Revenue is recognized on the magazine issue’s on-sale date, which is the date the magazine is published. The customer is invoiced, net of agency commissions, once the advertisements are published under normal industry trade terms.
Project and Other
Project and other revenue include other revenue streams that are primarily project based and may relate to any one or combination of the following activities: audience targeted advertising, custom publishing, content strategy and development, email marketing, social media, database marketing and search engine optimization. Depending on the contractual arrangement, revenue is recognized either as the purchased advertising is run on third-party platforms, or over the contractual period when the products do not have an alternate use to the Company or its other clients. Payment terms vary based on the nature of the contract.
Newsstand
Newsstand revenue is related to single copy magazines or bundles of single copy magazines sold to wholesalers for resale on newsstands. Publications sold to magazine wholesalers are sold with the right to receive credit from Dotdash Meredith for magazines returned to the wholesaler by retailers. Revenue is recognized on the issue’s on-sale date as the date aligns most closely with the date that control is transferred to the customer. Wholesalers are invoiced a percentage of estimated final sales the month after the issue’s initial on-sale date. The previously estimated revenue is adjusted based upon the final sales, which occur when the final amounts are settled under normal industry terms.
Performance Marketing
Performance marketing revenue principally consists of affinity marketing revenue through which Dotdash Meredith places magazine subscriptions for third-party publishers. Commissions are earned when a subscriber name has been provided to the publisher and any free trial period is completed. Dotdash Meredith net settles with these third parties monthly.
Care.com
Care.com consists of consumer and enterprise revenue. Consumer revenue is primarily generated through subscription fees from families and caregivers, both domestically and internationally, for Care.com’s suite of products and services. Consumer also includes revenue generated through Care.com’s comprehensive household payroll and tax support services (HomePay), as well as through contracts with businesses that advertise through Care.com’s platform. Subscription fees for consumer services are deferred and recognized over the applicable subscription period, which ranges from one month up to one year. Enterprise revenue is primarily generated through annual contracts with businesses (employers or re-sellers) that provide access to Care.com’s suite of products and services as an employee benefit. Fees from enterprise contracts include subscription revenue, which is deferred and recognized over the applicable subscription period, and backup care (including child, senior and pet) for employees, which is recognized upon delivery of service.
Search
Ask Media Group revenue consists primarily of advertising revenue generated principally through the display of paid listings in response to search queries, as well as from display advertisements appearing alongside content on its various websites and, to a lesser extent, affiliate commerce commission revenue. Paid listings are advertisements displayed on search results pages that generally contain a link to advertiser websites. The majority of the paid listings displayed by Ask Media Group is supplied to us by Google Inc. (“Google”) pursuant to our services agreement with Google, dated as of October 26, 2015 and as subsequently amended (the “Services Agreement”), described below under “Services Agreement with Google.” Pursuant to this agreement, Ask Media Group businesses transmit search queries to Google, which in turn transmits a set of relevant and responsive paid listings back to these businesses for display in search results. This ad-serving process occurs independently of, but concurrently with, the generation of algorithmic search results for the same search queries. Google paid listings are displayed separately from algorithmic search results and are identified as sponsored listings on search results pages. Paid listings are priced on a price-per-click basis and when a user submits a search query through an Ask Media Group business and then clicks on a Google paid listing displayed in response to the query, Google bills the advertiser that purchased the paid listing and shares a portion of the fee charged to the advertiser with the Ask Media Group business. The Company recognizes paid listing revenue from Google when it delivers the user’s click. In cases where the user’s click is generated due to the efforts of a third-party distributor, we recognize the amount due from Google as revenue and record a revenue share or other payment obligation to the third-party distributor as traffic acquisition costs.
Desktop revenue principally consists of advertising revenue generated principally through the display of paid listings in response to search queries. The majority of the paid listings displayed are supplied to us by Google in the manner, and pursuant to the services agreement with Google, described above.
Emerging & Other
Vivian Health revenue consists of subscription and usage revenue, which is generated through recruiting agencies and other employers that seek access to qualified healthcare professionals. Subscription revenue is recognized at the earlier of the full delivery of the promised services or over the length of the subscription period. There is usage revenue when the usage is in excess of the allotted amount included in the subscription; the usage revenue is recognized in the period in which services were delivered.
Revenue of IAC Films is generated primarily through media production and distribution and recognized when control is transferred to the customer to broadcast or exhibit.
The Daily Beast revenue consists of advertising revenue, which is generated primarily through display advertisements (sold directly and through programmatic advertising networks), and to a lesser extent, subscription revenue and affiliate commerce commission revenue. Fees related to display advertisements are recognized when an advertisement is displayed.
Mosaic Group revenue for periods prior to its sale on February 14, 2024 primarily consisted of fees paid by subscribers for downloadable mobile applications distributed through the Apple App Store and Google Play Store and fees received directly from consumers, as well as display advertisements. Fees related to subscription downloadable mobile applications were initially deferred and generally recognized either over the term of the subscription period, which was up to one year or at the time of the sale when the software license was delivered. Fees related to display advertisements were recognized when an advertisement was displayed.
Bluecrew revenue for periods prior to its sale on November 9, 2022 consisted of service revenue, which was generated through staffing workers and recognized as control of the promised services was transferred to our customers.
Angi (reflected in discontinued operations)
Ads and Leads
Ads and Leads revenue includes consumer connection revenue which comprises fees paid by professionals for consumer matches (regardless of whether the professional ultimately provides the requested service), revenue from professionals under contract for advertising, membership subscription revenue from professionals and consumers and revenue from other services. Consumer connection revenue varies based upon several factors, including the service requested, product experience offered, and geographic location of service. Consumer connection revenue is generally billed one week following a consumer match, with payment due upon receipt of invoice. Angi maintains a liability for potential credits issued to professionals. Angi professionals generally pay for advertisements in advance on a monthly or annual basis at the option of the professional, with the average advertising contract term being approximately one year. Angi website, mobile and call center advertising revenue is recognized ratably over the contract term. Revenue from the sale of advertising in the Angie’s List Magazine is recognized in the period in which the publication is distributed. Professional membership subscription revenue is initially deferred upon receipt of payment and is recognized using the straight-line method over the applicable subscription period, which is typically one year. Angi prepaid consumer membership subscription fees are recognized as revenue using the straight-line method over the term of the applicable subscription period, which is typically one year.
Services
Services revenue primarily reflects domestic revenue from pre-priced offerings by which the consumer requests services through an Angi platform and Angi engages a professional to perform the service. Consumers are billed when a job is started through the Services platform. Billing practices are governed by the contract terms of each project as negotiated with the consumer. Billings do not necessarily correlate with revenue recognized over time as this is based on the timing of when the consumer receives the promised services.
From January 1, 2020 through December 31, 2022, Services recorded revenue on a gross basis. Effective January 1, 2023, Angi modified the Services terms and conditions so that the professional, rather than Angi, has the contractual relationship with the consumer to deliver the service and Angi’s performance obligation to the consumer is to connect them with the professional. This change in contractual terms requires revenue to be reported as the net amount of what is received from the consumer after deducting the amounts owed to the professional providing the service effective for all arrangements entered into after December 31, 2022. There is no impact to operating loss from discontinued operations from this change in revenue recognition. For the year ended December 31, 2022, if Services revenue were recorded on a net basis, revenue from discontinued operations would have been reduced by $242.6 million.
International
International revenue primarily comprises consumer connection revenue for matches between consumers and professionals and membership subscription revenue from professionals.
Roofing
Roofing revenue for periods prior to its sale on November 1, 2023 primarily consisted of revenue from the roof replacement business offering by which the consumer purchased services directly from the Roofing business and Roofing then engaged a professional to perform the service. Consumers typically paid when a job was completed and revenue was recognized based on the Company’s progress in satisfying the roofing service.
Accounts Receivable, Net of the Allowance for Credit Losses
Accounts receivable include amounts billed and currently due from customers. The allowance for credit losses is based upon a number of factors, including the length of time accounts receivable are past due, the Company’s previous loss history, the specific customer’s ability to pay its obligation and any other forward-looking data regarding customers’ ability to pay that is available. Customer payments that are not collected in advance of the transfer of promised services or goods are generally due no later than 30 days from the invoice date, with the exception of invoices at Dotdash Meredith, which vary by revenue stream as described above.
Deferred Revenue
Deferred revenue consists of payments that are received or are contractually due in advance of the Company’s performance obligation. The Company’s deferred revenue is reported on a contract-by-contract basis at the end of each reporting period. The Company classifies deferred revenue as current when the remaining term or expected completion of its performance obligation is one year or less. The current and non-current deferred revenue balances were $56.6 million and $0.1 million, respectively, at December 31, 2024, and $93.6 million and $0.1 million, respectively, at December 31, 2023. During the year ended December 31, 2024, the Company recognized $67.2 million of revenue that was included in the deferred revenue balance at December 31, 2023. The change in the deferred revenue balance from December 31, 2023 to December 31, 2024 also reflects a further reduction of $24.5 million related to the sale of assets of Mosaic Group on February, 15, 2024. During the year ended December 31, 2023, the Company recognized $104.0 million of revenue that was included in the deferred revenue balance at December 31, 2022. The current and non-current deferred revenue balances were $106.2 million and $0.2 million, respectively, at December 31, 2022. Non-current deferred revenue is included in “Other long-term liabilities” in the balance sheet.
Cash and Cash Equivalents
Cash and cash equivalents include cash and short-term investments, with maturities of less than 91 days from the date of purchase. Domestically, cash equivalents primarily consist of AAA rated government money market funds and treasury bills. Internationally, cash equivalents primarily consist of AAA rated government money market funds and time deposits.
Accounting for Investments in Marketable Debt Securities
At times, the Company invests in marketable debt securities with active secondary or resale markets to ensure portfolio liquidity to fund current operations or satisfy other cash requirements as needed. Marketable debt securities are adjusted to fair value each quarter, and the unrealized gains and losses, net of tax, are included in accumulated other comprehensive (loss) income as a separate component of shareholders’ equity. The specific-identification method is used to determine the cost of debt securities sold and the amount of unrealized gains and losses reclassified out of accumulated other comprehensive (loss) income into earnings. The Company also invests in non-marketable debt securities as part of its investment strategy. We review our debt securities for impairment each reporting period. The Company recognizes an unrealized loss on debt securities in net earnings when the impairment is determined to be other-than-temporary. Factors we consider in making such a determination include the duration, severity and reason for the decline in value and the potential recovery and our intent to sell the debt security. We also consider whether we will be required to sell the security before recovery of its amortized cost basis and whether the amortized cost basis cannot be recovered because of credit losses. If an impairment is considered to be other-than-temporary, the debt security will be written down to its fair value and the loss will be recognized within “Other (expense) income, net” in the statement of operations. At December 31, 2024 there were no marketable debt securities. At December 31, 2023 marketable debt securities consist of treasury bills of $149.0 million.
Certain Risks and Concentrations
Services Agreement with Google
On January 20, 2025, the Company entered into a further amendment to its Services Agreement (the “Amendment”), with the amended terms to be effective on April 1, 2025. Following the execution of the Amendment, the expiration date of the Services Agreement was extended from March 31, 2025 to March 31, 2026, with an automatic renewal for an additional one-year period absent a notice of non-renewal from either party on or before December 31, 2025. The Company earns certain other advertising revenue from Google that is not attributable to the Services Agreement. A portion of the Company’s net cash from operating activities that it can freely access is attributable to revenue earned pursuant to the Services Agreement and other revenue earned from Google.
The Services Agreement requires that the Company comply with certain guidelines promulgated by Google. Google may generally unilaterally update its policies and guidelines without advance notice. These updates may be specific to the Services Agreement or could be more general and thereby impact the Company as well as other companies. These policy and guideline updates have in the past (and could in the future) require modifications to, or prohibit and/or render obsolete certain of our products, services and/or business practices, which have negatively impacted revenue and been costly to address (and could in the future), which have had and could have an adverse effect on our business, financial condition and results of operations. Further, changes to certain of the economic terms of the Services Agreement will become effective April 1, 2025 and the Company expects this could negatively impact Search revenue.
For the years ended December 31, 2024, 2023 and 2022, total revenue earned from Google was $503.5 million, $715.0 million and $701.5 million, respectively, representing 19%, 24% and 21%, respectively, of the Company’s revenue. The related accounts receivable totaled $43.7 million and $52.2 million at December 31, 2024 and 2023, respectively. The revenue attributable to the Services Agreement is earned at Search and, for the years ended December 31, 2024, 2023 and 2022, was $375.4 million, $574.3 million and $514.8 million, respectively, representing 14%, 20% and 15%, respectively, of the Company’s total revenue.
Equity Price Risk
At December 31, 2024, the Company owns 64.7 million common shares of MGM, which represents 22.0% of MGM’s common shares outstanding. In the fourth quarter of 2023, MGM’s ongoing share repurchase program passively increased the Company’s ownership interest in MGM and the Company determined that the equity method of accounting applied and elected to account for its investment in MGM pursuant to the fair value option. Prior to the fourth quarter of 2023, the Company’s investment in MGM was accounted for as an equity security with a readily determinable fair value, with changes in fair value recognized through income each period. Since the Company has always marked its investment in MGM to fair value through income each period, the election of the fair value option resulted in no change to the accounting for its investment in MGM. For the years ended December 31, 2024, 2023 and 2022, the Company recorded unrealized pre-tax (losses) gains from its investment in MGM in its statement of operations of $(649.2) million, $721.7 million and $(723.5) million, respectively.
The cumulative unrealized net pre-tax gain at December 31, 2024 is $978.8 million. At December 31, 2024 and 2023, the carrying value of the Company’s investment in MGM, which includes the cumulative unrealized pre-tax gains, was $2.2 billion and $2.9 billion, or approximately 23% and 28% of the Company’s consolidated total assets, respectively. A $2.00 increase or decrease in the share price of MGM would result in an unrealized gain or loss, respectively, of $129.4 million. At February 7, 2025, the fair value of the Company’s investment in MGM was $2.2 billion. The Company’s results of operations and financial condition have in the past been and may in the future be materially impacted by increases or decreases in the price of MGM common shares, which are traded on the New York Stock Exchange.
Interest Rate Risk
At December 31, 2024, the principal amount of the Company’s outstanding debt totals $1.48 billion pertaining to the Dotdash Meredith Term Loans, which bear interest at a variable rate. Dotdash Meredith entered into interest rate swaps for a total notional amount of $350 million in March 2023. See “Interest Rate Swaps” below and “Note 6—Long-term Debt” for additional information. At December 31, 2024, the outstanding balance of $1.18 billion related to Dotdash Meredith Term Loan B-1 due December 1, 2028 (“Dotdash Meredith Term Loan B-1”) bore interest at an adjusted term secured overnight financing rate (“Adjusted SOFR”), subject to a minimum of 0.50%, plus 3.50%, or 8.05%, and the outstanding balance of $297.5 million related to Dotdash Meredith Term Loan A due December 1, 2026 (“Dotdash Meredith Term Loan A”) bore interest at Adjusted Term SOFR plus 2.25%, or 6.94%. If Adjusted Term SOFR were to increase or decrease by 100 basis points, the annual interest expense on Dotdash Meredith Term Loan A and Dotdash Meredith Term Loan B-1, net of the impact related to the $350 million in notional amount of interest rate swaps, would increase or decrease by $11.3 million.
Credit Risk
The Company has counterparty credit risk exposure to the private limited life insurance company, which issued the annuity contracts held by the IPC Pension Scheme (“IPC Plan”), which is the funded plan in the United Kingdom (“U.K.”), as well as certain financial institutions that are counterparties to the interest rate swaps. In addition, cash and cash equivalents are maintained with financial institutions and are in excess of any applicable third-party insurance limits, such as the Federal Deposit Insurance Corporation and the Securities Investor Protection Corporation.
Other Risks
The Company is subject to certain risks and concentrations including dependence on third-party technology providers and exposure to risks associated with online commerce security.
Buildings, Land, Equipment, Leasehold Improvements and Capitalized Software
Buildings, land, equipment, leasehold improvements and capitalized software are recorded at cost or at fair value to the extent acquired in a business combination. Repairs and maintenance costs are expensed as incurred. Amortization of leasehold improvements, which is included in “Depreciation” in the statement of operations, and depreciation are computed using the straight-line method over the estimated useful lives of the assets, or, in the case of leasehold improvements, the lease term, if shorter.

Asset Category	Estimated Useful Lives
Buildings	5 to 39 Years
Equipment (including furniture)	3 to 12 Years
Leasehold improvements	2 to 11 Years
Capitalized software	2 to 3 Years
The Company capitalizes certain internal use software costs including external direct costs utilized in developing or obtaining the software and compensation for personnel directly associated with the development of the software. Capitalization of such costs begins when the preliminary project stage is complete and ceases when the project is substantially complete and ready for its intended purpose. The net book value of capitalized internal use software is $9.7 million and $17.4 million at December 31, 2024 and 2023, respectively.
Business Combinations
The purchase price of an acquisition is attributed to the assets acquired and liabilities assumed based on their fair values at the date of acquisition, including identifiable intangible assets that either arise from a contractual or legal right or are separable from goodwill. The Company usually obtains the assistance of outside valuation experts in the allocation of purchase price to the identifiable intangible assets acquired. While outside valuation experts may be used, management has the ultimate responsibility for the valuation methods, models and inputs used and the resulting purchase price allocation. The excess purchase price over the value of net tangible and identifiable intangible assets acquired is recorded as goodwill and is assigned to the reporting unit(s) that is expected to benefit from the business combination as of the acquisition date. There have been no acquisitions made since the 2021 acquisition of Meredith Holdings Corporation (“Meredith”), for which the allocation of purchase price to the assets acquired and liabilities assumed, the determination of the reporting units and the allocation of goodwill to the reporting units were finalized during the fourth quarter of 2022.
Goodwill and Indefinite-Lived Intangible Assets
Dotdash Meredith’s operating segments and reporting units are Digital and Print. Care.com and Search are separate operating segments and reporting units. Within Emerging & Other, Mosaic Group (prior to the sale of its assets on February 15, 2024), Vivian Health, The Daily Beast, IAC Films, Newco (IAC’s former incubator company) and Bluecrew (prior to its sale on November 9, 2022), are separate operating segments and reporting units. The operating segments and reporting units of Angi (reflected in discontinued operations) are Ads and Leads, Services, International and Roofing (prior to its sale on November 1, 2023). Goodwill is tested for impairment at the reporting unit level. See “Note 9—Segment Information” for additional information regarding the Company’s method of determining operating and reportable segments.
The Company assesses goodwill and indefinite-lived intangible assets, which are certain trade names and trademarks, for impairment annually at October 1 or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit or the fair value of an indefinite-lived intangible asset below its carrying value.
When the Company elects to perform a qualitative assessment and concludes it is not more likely than not that the fair value of the reporting unit is less than its carrying value, no further assessment of that reporting unit’s goodwill is necessary; otherwise, a quantitative assessment is performed and the fair value of the reporting unit is determined. If the carrying value of the reporting unit exceeds its estimated fair value, a goodwill impairment equal to the excess is recorded.
For the Company’s annual goodwill test as of October 1, 2024, qualitative assessments of the goodwill of the Dotdash Meredith Digital, Angi International and Vivian Health reporting units were performed because the Company concluded it was more likely than not that the fair value of these reporting units was in excess of their respective carrying values. The primary factors that the Company considered in its qualitative assessment for each of these reporting units are described below:
•The Company considered the strong forecasted operating performance, in addition to actual operating results in the current year, of the Dotdash Meredith Digital reporting unit and, based on the Company’s latest valuation prepared as of October 1, 2023, the excess of its estimated fair value of the reporting unit compared to its carrying value. The Company also considered the valuations of Dotdash Meredith as of December 31, 2023 and June 30, 2024 that were prepared in connection with the issuance and/or settlement of equity awards that are denominated in its equity. These valuations were prepared time proximate to, however, not as of, October 1, 2024.
•The Company prepared a valuation of the Angi International and Vivian Health reporting units primarily in connection with the issuance and/or settlement of equity awards that are denominated in the equity of these businesses as of June 30, 2024. These valuations were prepared time proximate to, however, not as of, October 1, 2024. The fair value of these businesses were in excess of their October 1, 2024 carrying values.
For the Company’s annual goodwill test at October 1, 2024, the Company quantitatively tested the Angi Ads and Leads, Angi Services and Care.com reporting units. The Company’s quantitative tests resulted in no impairments. The Company’s remaining reporting units, Dotdash Meredith Print, Search, The Daily Beast and IAC Films, have no goodwill as of October 1, 2024.
Given the decline in Angi’s and the Company’s stock prices after October 1, 2024, the Company subsequently quantitatively tested all reporting units with goodwill as of December 31, 2024 and no impairments were noted.
During the third quarter of 2023 and second quarter of 2022, the Company reassessed the fair value of the Mosaic Group reporting unit (included within Emerging & Other) and recorded goodwill impairments of $9.0 million and $86.7 million, respectively, as a result of the projected reduction in future revenue and profits from the business and lower trading multiples of a selected peer group of companies.
In the fourth quarter of 2022, prior to its sale in 2023, a quantitative assessment was performed on the Roofing reporting unit (reflected in discontinued operations); this test resulted in a full impairment of $26.0 million due to Roofing exiting certain markets and a projected reduction in future profits from the business, which reduced its fair value.
There is no goodwill for which the most recent estimate of the excess of fair value over carrying value is less than 20%.
The fair value of the Company’s reporting units is determined using both an income approach based on discounted cash flows (“DCF”) and a market approach when it tests goodwill for impairment, either on an interim basis or annual basis as of October 1 each year. The Company uses the same approach in determining the fair value of its businesses in connection with its non-public subsidiary denominated stock-based compensation plans, which can be a significant factor in the decision to apply the qualitative assessment rather than a quantitative test. Determining fair value using a DCF analysis requires the exercise of significant judgment with respect to several items, including the amount and timing of expected future cash flows and appropriate discount rates. The expected cash flows used in the DCF analyses are based on the Company’s most recent forecast and budget and, for years beyond the budget, the Company’s estimates, which are based, in part, on forecasted growth rates. The discount rates used in the DCF analyses are intended to reflect the risks inherent in the expected future cash flows of the respective reporting units. Assumptions used in the DCF analyses, including the discount rate, are assessed based on each reporting unit’s current results and forecasted future performance, as well as macroeconomic and industry specific factors. The discount rates used in the quantitative tests as of December 31, 2024 for determining the fair values of the Dotdash Meredith Digital, Angi Ads and Leads, Angi Services, Angi International, Care.com and Vivian Health reporting units were 14.5%, 13%, 14%, 15%, 14.5% and 23%, respectively. The discount rates used in the quantitative tests as of October 1, 2024 for determining the fair values of the Angi Ads and Leads, Angi Services and Care.com reporting units were 12.5%, 13.5% and 14%, respectively. The discount rates used in the quantitative tests as of October 1, 2023 for determining the fair value of the Company’s Dotdash Meredith Digital, Care.com and Mosaic Group reporting unit were 15.5%, 16% and 16%, respectively. Determining fair value using a market approach considers multiples of financial metrics based on both acquisitions and trading multiples of a selected peer group of companies. From the comparable companies, a representative market multiple is determined, which is applied to financial metrics to estimate the fair value of a reporting unit. To determine a peer group of companies for our respective reporting units, we considered companies relevant in terms of consumer use, monetization model, margin and growth characteristics, and brand strength operating in their respective sectors.
While the Company has the option to qualitatively assess whether it is more likely than not that the fair values of its indefinite-lived intangible assets are less than their carrying values, the Company’s policy is to determine the fair value of each of its indefinite-lived intangible assets annually as of October 1, in part, because the level of effort required to perform the quantitative and qualitative assessments is essentially equivalent. The Company determines the fair value of indefinite-lived intangible assets using an avoided royalty DCF valuation analysis. Significant judgments inherent in this analysis include the selection of appropriate royalty and discount rates and estimating the amount and timing of expected future cash flows. The discount rates used in the DCF analyses are intended to reflect the risks inherent in the expected future cash flows generated by the respective intangible assets. The royalty rates used in the DCF analyses are based upon an estimate of the royalty rates that a market participant would pay to license the Company’s trade names and trademarks. The future cash flows are based on the Company’s most recent forecast and budget and, for years beyond the budget, the Company’s estimates, which are based, in part, on forecasted growth rates. Assumptions used in the avoided royalty DCF analyses, including the discount rate and royalty rate, are assessed annually based on the actual and projected cash flows related to the asset, as well as macroeconomic and industry specific factors. The discount rates used in the Company’s annual indefinite-lived impairment assessment (including those of Angi, reflected in discontinued operations) ranged from 12.5% to 14.5% in 2024 and 15% to 17% in 2023, and the royalty rates used ranged from 2% to 8% in both 2024 and 2023.The October 1, 2023 annual quantitative assessment of indefinite-lived intangible assets identified an impairment of $79.9 million related to certain other indefinite-lived trade name intangible assets in the Dotdash Meredith Digital segment. The discount rate used to value these trade names was 15.5% and the royalty rate was 6%.
In the fourth quarter of 2024, the Company identified an impairment charge of $2.6 million related to a certain indefinite-lived trade name at Angi Services (reflected in discontinued operations). The discount rate used to value this trade name was 14.0% and the royalty rate was 2.5%.
During the first quarter of 2024, the Company determined that a projected reduction in future revenue related to certain indefinite-lived trade name intangible assets with a carrying value of $20.7 million in the Dotdash Meredith Digital segment resulted in a change in classification to definite-lived intangible assets to be amortized over their respective useful lives. There was no impairment recorded in connection with the change in classification.
During the third quarter of 2023, the Company determined that a projected reduction in future revenue related to a certain indefinite-lived trade name intangible asset in the Dotdash Meredith Digital segment was an indicator of possible impairment. Following the identification of the indicator, the Company updated its calculation of the fair value of the indefinite-lived intangible asset and recorded an impairment of $7.6 million. The discount rate used to value the trade name was 16% and the royalty rate was 8%. A quantitative assessment of this indefinite-lived trade name intangible asset was prepared as of October 1, 2023; this test resulted in no additional impairment as its carrying value approximates its fair value.
If the carrying value of an indefinite-lived intangible asset exceeds its estimated fair value, an impairment equal to the excess is recorded. There is one indefinite-lived intangible asset at Angi Services (reflected in discontinued operations) with a value of approximately $16.2 million for which the most recent estimate of the excess of fair value over carrying value is less than 20%.
The impairment of indefinite-lived intangible assets are included in “Amortization of intangibles” in the statement of operations.
Long-Lived Assets
Long-lived assets, other than goodwill and indefinite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The carrying value of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. If the carrying value is deemed not to be recoverable, an impairment loss is recorded equal to the amount by which the carrying value of the long-lived asset exceeds its fair value.
During the first quarter of 2023, due to the continued decline in the commercial real estate market, Dotdash Meredith recorded impairment charges of $70.0 million related to certain unoccupied leased office space consisting of impairments of $44.7 million and $25.3 million of an ROU asset and related leasehold improvements, furniture and equipment, respectively.
During the third quarter of 2022, Dotdash Meredith recorded impairment charges of $21.3 million related to the consolidation of certain leased spaces following the Meredith acquisition consisting of impairments of $14.3 million and $7.0 million of an ROU asset and related leasehold improvements, furniture and equipment, respectively. See “Note 17—Dotdash Meredith Restructuring Charges, Transaction-Related Expenses and Change-in-Control Payments” for additional information.
The impairment charges related to ROU assets are included in “General and administrative expense” and the impairment charges related to leasehold improvements, furniture and equipment are included in “Depreciation” in the statement of operations. The impairment charges represent the amount by which the carrying value of the asset group exceeded its estimated fair value, calculated using a DCF approach using sublease market assumptions of the expected cash flows and discount rate. The impairment charges were allocated between the ROU assets and related leasehold improvements, furniture and equipment of the asset group based on their relative carrying values.
Accounting for Investments in Equity Securities
The Company’s equity securities, other than those of its consolidated subsidiaries and those accounted for under the equity method, are accounted for at fair value or under the measurement alternative in accordance with ASC Subtopic 321, Investments - Equity Securities, with any changes to fair value recognized in “Other income (expense), net” in the statement of operations each reporting period. Under the measurement alternative, equity investments without readily determinable fair values are carried at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar securities of the same issuer; fair value is generally determined based on a market approach as of the transaction date. A security will be considered identical or similar if it has identical or similar rights to the equity securities held by the Company. The Company reviews its investments in equity securities without readily determinable fair values for impairment each reporting period when there are qualitative factors or events that indicate possible impairment. Factors the Company considers in making this determination include negative changes in industry and market conditions, financial performance, business prospects, and other relevant events and factors. When indicators of impairment exist, the Company prepares quantitative assessments of the fair value of its investments in equity securities, which require judgment and the use of estimates. When the Company’s assessment indicates that the fair value of the investment is below its carrying value, the Company writes down the investment to its fair value and records the corresponding charge in “Other income (expense), net” in the statement of operations.
As described above under “Equity Price Risk”, in the fourth quarter of 2023, MGM’s ongoing share repurchase program passively increased the Company’s ownership interest in MGM and the Company determined that the equity method of accounting applied and the Company elected to account for its investment in MGM pursuant to the fair value option.
Fair Value Measurements
The Company categorizes its financial instruments measured at fair value into a fair value hierarchy that prioritizes the inputs used in pricing the asset or liability. The three levels of the fair value hierarchy are:
•Level 1: Observable inputs obtained from independent sources, such as quoted market prices for identical assets and liabilities in active markets.
•Level 2: Other inputs, which are observable directly or indirectly, such as quoted market prices for similar assets or liabilities in active markets, quoted market prices for identical or similar assets or liabilities in markets that are not active and inputs that are derived principally from or corroborated by observable market data. The fair values of the Company’s Level 2 financial assets are primarily obtained from observable market prices for identical underlying securities that may not be actively traded. Certain of these securities may have different market prices from multiple market data sources, in which case an average market price is used.

•Level 3: Unobservable inputs for which there is little or no market data and require the Company to develop its own assumptions, based on the best information available in the circumstances, about the assumptions market participants would use in pricing the assets or liabilities. See “Note 3—Financial Instruments and Fair Value Measurements” for a discussion of fair value measurements made using Level 3 inputs.
Assets measured at fair value on a nonrecurring basis
The Company’s non-financial assets, such as goodwill, intangible assets, ROU assets, buildings, equipment, leasehold improvements and capitalized software are adjusted to fair value only when an impairment is recognized. The Company’s financial assets, comprising equity securities without readily determinable fair values, are adjusted to fair value when observable price changes are identified or an impairment is recognized. Such fair value measurements are based predominantly on Level 3 inputs. Refer to “Goodwill and Indefinite-Lived Intangible Assets” and “Long-Lived Assets” above for a description of impairment charges.
Advertising Costs
Advertising costs are expensed in the period incurred (when the advertisement first runs for production costs that are initially capitalized) and primarily represent online marketing, including fees paid to search engines, social media sites and other online marketing platforms, offline marketing, which is primarily television, streaming and radio advertising within our Care.com segment and direct-mail costs for magazine subscription acquisition efforts at Dotdash Meredith. Advertising expense is $317.2 million, $395.9 million and $463.4 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Legal Costs
Legal costs, other than certain costs incurred to obtain financing, which are generally capitalized, are expensed as incurred.
Interest Rate Swaps
In March 2023, Dotdash Meredith entered into interest rate swaps for a total notional amount of $350 million, which synthetically converted a portion of Dotdash Meredith Term Loan B due December 1, 2028 (“Dotdash Meredith Term Loan B”) and, following the effectiveness of Amendment No. 1 to the Dotdash Meredith Credit Agreement on November 26, 2024 (the “Amended Dotdash Meredith Credit Agreement”), Dotdash Meredith Term Loan B-1, from a variable rate to a fixed rate to manage interest rate risk exposure for the period commencing April 3, 2023 and ending April 1, 2027. Dotdash Meredith designated the interest rate swaps as cash flow hedges and applies hedge accounting to these contracts in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 815, Derivatives and Hedging. As cash flow hedges, the interest rate swaps are recognized at fair value on the balance sheet as either assets or liabilities, with the changes in fair value recorded in “Accumulated other comprehensive loss” in the balance sheet and reclassified into “Interest expense” in the statement of operations in the periods in which the interest rate swaps affect earnings. Dotdash Meredith assessed hedge effectiveness at the time of entering into these agreements and determined these interest rate swaps are expected to be highly effective. Dotdash Meredith evaluates the hedge effectiveness of the interest rate swaps quarterly, or more frequently, if necessary, by verifying (i) that the critical terms of the interest rate swaps continue to match the critical terms of the hedged interest payments and (ii) that it is probable the counterparties will not default. If the two requirements are met, the interest rate swaps are determined to be effective and all changes in the fair value of the interest rate swaps are recorded in “Accumulated other comprehensive loss.” The cash flows related to interest settlements of the hedged monthly interest payments are classified as operating activities in the statement of cash flows, consistent with the interest expense on the related Dotdash Meredith Term Loan B-1 and Dotdash Meredith Term Loan B.
Original Issue Discount, Debt Issuance Costs and Deferred Financing Costs
Costs incurred to obtain financing are deferred and amortized to “Interest expense” in the statement of operations over the related financing period using the effective interest method. The Company records debt issuance costs as a direct reduction of the carrying value of the related debt. Financing costs related to the undrawn revolving credit facility are included in “Other non-current assets” in the balance sheet.
Income Taxes
The Company accounts for income taxes under the liability method, and deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying values of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided if it is determined that it is more likely than not that the deferred tax asset will not be realized. The Company records interest, net of any applicable related income tax benefit, for uncertain tax positions as a component of income tax expense. The Company elects to recognize the tax on Global Intangible Low-Taxed Income as a period expense in the period the tax is incurred.
The Company evaluates and accounts for uncertain tax positions using a two-step approach. Recognition (step one) occurs when the Company concludes that a tax position, based solely on its technical merits, is more likely than not to be sustainable upon examination. Measurement (step two) determines the amount of benefit that is greater than 50% likely to be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. De-recognition of a tax position that was previously recognized would occur when the Company subsequently determines that a tax position no longer meets the more-likely-than-not threshold of being sustained.
Pensions and Post-Retirement Benefits
In connection with the acquisition of Meredith in December 2021, the Company assumed certain pension plan obligations. The two largest of these pension plans were funded plans in the U.K. and the U.S.
The IPC Plan relates to a business that was sold by Meredith Corporation prior to December 2021. The IPC Plan has entered into two annuity contracts designed to provide payments equal to all future designated contractual benefit payments to covered participants. The value of these annuity contracts and the liabilities with respect to participants are expected to match. There are no active participants in the IPC Plan or the unfunded pension plan in the U.K. so there are no service costs. While the Company does not expect to have to make any contributions to the IPC Plan, that could change based upon future events.
The domestic funded plan and unfunded plan were frozen with respect to new participants January 1, 2018. The domestic funded pension plan was terminated as of December 31, 2022, and therefore, has no service costs after that date. No future contributions will be required to the domestic funded plan due to its termination.
The domestic unfunded plan was frozen as of December 31, 2024, and therefore, will have no service costs in the future. Pension benefits for the domestic plan are based on formulas that reflect pay credits allocated to participants’ accounts based on years of benefit service and annual pensionable earnings.
The unfunded plan in the U.S. and the unfunded plan in the U.K. are funded as payments are made to the plan participants, which can include the purchase of annuity contracts. In addition, the Company provides health care benefits for certain employees in the U.S. upon their retirement. This plan is the only plan with active participants that are accruing benefits based upon service and the expected cost of which is accrued over the period that the employees render service; this plan is funded as claims are paid.
The Company utilizes a mark-to-market approach to account for pension and post-retirement benefits. Under this approach, the Company recognizes changes in the fair value of plan assets and actuarial gains or losses in the fourth quarter of each fiscal year or whenever a plan is required to be remeasured. Events requiring a plan remeasurement are recognized in the quarter in which the remeasurement event occurs. The remaining components of pension and other post-retirement plan net periodic benefit (credit) cost are recorded on a quarterly basis.
The discount rate for the IPC Plan is an effective insurance settlement rate, using the estimated discount rates inherent in the annuity contracts at each measurement date. The discount rates utilized for the domestic plans and the unfunded U.K. plan were based on the investment yields of high-quality corporate bonds available in the marketplace with maturities equal to projected cash flows of future benefit payments as of the measurement date.
See “Note 11—Pension and Post-Retirement Benefit Plans” for additional information.
Earnings Per Share
Basic net earnings (loss) per share (“EPS”) is computed by dividing net earnings (loss) attributable to holders of IAC common stock and Class B common stock by the weighted-average number of shares of common stock and Class B common stock outstanding during the period. Diluted earnings per share reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vested resulting in the issuance of common stock that could share in the earnings of the Company. Undistributed earnings allocated to the participating security is subtracted from earnings in determining earnings attributable to holders of IAC common stock and Class B common stock for EPS. See “Note 13—Earnings (Loss) Per Share” for additional information on dilutive securities.
Foreign Currency Translation and Transaction Gains and Losses
The financial position and operating results of foreign entities whose primary economic environment is based on their local currency are consolidated using the local currency as the functional currency. These local currency assets and liabilities are translated at the rates of exchange as of the balance sheet date, and local currency revenue and expenses of these operations are translated at average rates of exchange during the period. Translation gains and losses are included in “Accumulated other comprehensive (loss) income” as a component of shareholders’ equity. Transaction gains and losses resulting from assets and liabilities denominated in a currency other than the functional currency are included in the statement of operations as a component of “Other income (expense), net.” See “Note 14—Financial Statement Details” for additional information regarding foreign currency exchange gains and losses.
Translation gains and losses relating to foreign entities that are liquidated or substantially liquidated are reclassified out of accumulated other comprehensive (loss) income into earnings. During the years ended December 31, 2024 and 2022, losses of $1.4 million and less than $0.1 million, respectively, were reclassified into earnings and included in “Other income (expense), net” in the statement of operations. During the year ended December 31, 2023, no gains or losses were reclassified into earnings.
Stock-Based Compensation
Stock-based compensation is measured at the grant date based on the fair value of the award and is generally expensed over the requisite service period. See “Note 10—Stock-Based Compensation” for a discussion of the Company’s stock-based compensation plans.
Redeemable Noncontrolling Interests
Noncontrolling interests in the subsidiaries of the Company are ordinarily reported on the balance sheet within shareholders’ equity, separately from the Company’s equity. However, securities that are redeemable at the option of the holder and not solely within the control of the issuer must be classified outside of shareholders’ equity. Accordingly, all noncontrolling interests that are redeemable at the option of the holder are presented outside of shareholders’ equity in the balance sheet.
In connection with the acquisition of certain subsidiaries, management of these businesses has retained an ownership interest. The Company is party to fair value put and call arrangements with respect to these interests. These put and call arrangements allow management of these businesses to require the Company to purchase their interests or allow the Company to acquire such interests at fair value, respectively. The put arrangements do not meet the definition of a derivative instrument as the put agreements do not provide for net settlement. These put and call arrangements become exercisable by the Company and the counterparty at various dates in the future. There were no arrangements exercised during the years ended December 31, 2024, 2023 and 2022. These put arrangements are exercisable by the counterparty outside the control of the Company. Accordingly, to the extent that the redemption amount of these interests exceeds the value determined by normal noncontrolling interest accounting, the value of such interests is adjusted to the redemption amount with a corresponding adjustment to additional paid-in capital. During the years ended December 31, 2024, 2023 and 2022, the Company recorded adjustments of $(7.0) million, $7.6 million and $24.2 million, respectively, to (decrease) increase these interests to their redemption amounts. Adjustments to these interests require high levels of judgment and are based on various valuation techniques, including market comparables and discounted cash flow projections.
Recent Accounting Pronouncements
Recent Accounting Pronouncements Adopted by the Company
Accounting Standards Update (“ASU”) No. 2023-07—Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures
In November 2023, the FASB issued ASU No. 2023-07, which is intended to provide users of financial statements with more decision-useful information about reportable segments of a public business entity, primarily through enhanced disclosures of significant segment expenses. The Company adopted ASU No. 2023-07 effective for the fiscal year beginning January 1, 2024 and applied the new guidance retrospectively to all prior periods presented in the financial statements. See “Note 9—Segment Information” for additional information on the impact to the Company.
Recent Accounting Pronouncements Not Yet Adopted by the Company
ASU No. 2023-09—Income Taxes (Topic 740)—Improvements to Income Tax Disclosures
In December 2023, the FASB issued ASU No. 2023-09, which establishes required categories and a quantitative threshold to the annual tabular rate reconciliation disclosure and disaggregated jurisdictional disclosures of income taxes paid. The guidance’s annual requirements are effective for the Company beginning with the reporting period for the fiscal year ending December 31, 2025. Early adoption is permitted and ASU No. 2023-09 may be applied either prospectively or retrospectively. The Company is currently assessing ASU No. 2023-09, its impact on its income tax disclosures and the method of adoption. ASU No. 2023-09 does not affect the Company’s results of operations, financial condition or cash flows. The Company does not plan to adopt ASU No. 2023-09 early.
ASU No. 2024-03—Income Statement-Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)—Disaggregation of Income Statement Expenses
In November 2024, the FASB issued ASU No. 2024-03, which is intended to provide users of financial statements with more decision-useful information about expenses of a public business entity, primarily through enhanced disclosures of certain components of expenses commonly presented within captions on the statement of operations, such as purchases of inventory, employee compensation, depreciation and amortization, as well as a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively. ASU No. 2024-03 also requires disclosure of the total amount of selling expenses and, in annual reporting periods, the definition of selling expenses. ASU No. 2024-03 is effective for fiscal years beginning after December 15, 2026 and for interim periods beginning after December 15, 2027. Early adoption is permitted and ASU No. 2024-03 may be applied either prospectively or retrospectively. The Company is currently assessing ASU No. 2024-03, its impact on its disclosures and the timing and method of adoption. ASU No. 2024-03 does not affect the Company’s results of operations, financial condition or cash flows.

Reclassifications
Certain prior year amounts have been reclassified to conform to the current year presentation.